Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 09, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) [Line Items]
Closing price per share (in Dollars per share)		$ 10.42		$ 13.22
Risk-free interest rate assumption				6 years 262 days
Contractual period				5 years
Exceeding redemption value (in Dollars per share)				$ 18.00
Aggregate value of per share (in Dollars per share)	$ 1.57
Closing price (in Dollars per share)				$ 13.22	$ 9.95
Transfers out of level 3 totaling approximately			$ 23.4
Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Sale of public warrants		$ 57.4		$ 97.2
Amount of aggregate value	$ 12.6			97.2	$ 23.4
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Amount of aggregate value	$ 31.6			$ 97.2	$ 23.4